Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Issued March 17, 2021 [Member]	Issued March 17, 2022 [Member]	Common Stock [Member]	Common Stock [Member] Issued March 17, 2021 [Member]	Common Stock [Member] Issued March 17, 2022 [Member]	Common Stock [Member] Issued April 4, 2022 [Member]	Common Stock [Member] Cancelled January 1, 2021 [Member]	Common Stock [Member] Cancelled May 26, 2022 [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Non-controlling Interest [Member]
Beginning Balance at Dec. 31, 2020	$ 942,395			$ 559						$ 593,254	$ (245)	$ 346,972	$ 1,855
Beginning Balance, (in shares) at Dec. 31, 2020				55,893,618
Restricted shares issued, (in shares)					85,098
Restricted shares issued		$ 1			$ 1
Restricted shares cancelled								(7,595)
Net income	3,863											3,080	783
Foreign currency translation	33										33
Share-based compensation plan	576									576
Ending Balance at Jun. 30, 2021	946,868			$ 560						593,830	(212)	350,052	2,638
Ending Balance, (in shares) at Jun. 30, 2021				55,971,121
Beginning Balance at Mar. 31, 2021	945,984			$ 560						593,552	(164)	349,792	2,244
Beginning Balance, (in shares) at Mar. 31, 2021				55,971,121
Net income	654											260	394
Foreign currency translation	(48)										(48)
Share-based compensation plan	278									278
Ending Balance at Jun. 30, 2021	946,868			$ 560						593,830	(212)	350,052	2,638
Ending Balance, (in shares) at Jun. 30, 2021				55,971,121
Beginning Balance at Dec. 31, 2021	$ 1,117,454			$ 772						797,324	(253)	316,008	3,603
Beginning Balance, (in shares) at Dec. 31, 2021	77,180,429			77,180,429
Restricted shares issued, (in shares)						75,716	10,000
Restricted shares issued			$ 1			$ 1
Restricted shares cancelled									(2,006)
Net income	$ 41,764											41,060	704
Foreign currency translation	(235)										(235)
Share-based compensation plan	476									476
Ending Balance at Jun. 30, 2022	$ 1,159,460			$ 773						797,800	(488)	357,068	4,307
Ending Balance, (in shares) at Jun. 30, 2022	77,264,139			77,264,139
Beginning Balance at Mar. 31, 2022	$ 1,144,930			$ 773						797,460	(308)	343,046	3,959
Beginning Balance, (in shares) at Mar. 31, 2022				77,256,145
Restricted shares issued, (in shares)							10,000
Restricted shares cancelled									(2,006)
Net income	14,370											14,022	348
Foreign currency translation	(180)										(180)
Share-based compensation plan	340									340
Ending Balance at Jun. 30, 2022	$ 1,159,460			$ 773						$ 797,800	$ (488)	$ 357,068	$ 4,307
Ending Balance, (in shares) at Jun. 30, 2022	77,264,139			77,264,139